Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 10,174	$ 9,955
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	3,703	(4,515)
Net gains (losses) on hedges of net investments in foreign operations	(1,655)	1,307
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	28	(31)
Net gains (losses) on hedges of net investments in foreign operations	(434)	343
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	2,454	(3,520)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(4,333)	(1,341)
Reclassification of net (gains) losses to net income	2,717	522
Income tax expense (benefit):
Net gains (losses) in fair value	(1,108)	(346)
Reclassification of net (gains) losses to net income	704	127
Other comprehensive income net of tax available for sale financial assets net of tax	(1,212)	(600)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(10,037)	(1,267)
Reclassification of net (gains) losses to net income	3,880	176
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(2,709)	(471)
Reclassification of net (gains) losses to net income	1,089	186
Other comprehensive income net of tax cash flow hedges	(4,537)	(806)
Other comprehensive income (loss) from investments in associates	(344)	37
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	955	1,815
Income tax expense (benefit)	277	480
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	678	1,335
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(106)	532
Income tax expense (benefit)	(32)	124
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(74)	408
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	1,958	(270)
Income tax expense (benefit)	514	(71)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	1,444	(199)
Other comprehensive income (loss) from investments in associates	2	5
Other comprehensive income (loss)	(1,589)	(3,340)
Comprehensive income	8,585	6,615
Comprehensive income (loss) attributable to non-controlling interests	233	125
Comprehensive income attributable to equity holders of the Bank	8,352	6,490
Preferred shareholders and other equity instrument holders	260	233
Common shareholders	$ 8,092	$ 6,257